UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME [Abstract]
Net (loss) income	$ 13,043,181	$ (212,810,736)
Other comprehensive income (loss):
Foreign currency translation adjustments	(1,512,828)	4,532,901
Total other comprehensive income (loss)	(1,512,828)	4,532,901
Comprehensive (loss) income	11,530,353	(208,277,835)
Comprehensive (loss) attributable to noncontrolling interest		(148,274,720)
Comprehensive (loss) income attributable to Daqo New Energy Corp. shareholders	$ 11,530,353	$ (60,003,115)